MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-       MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities at December 31, 2022:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$7,164	$-	$126	$39	$7,077
Total	$7,164	$-	$126	$39	$7,077

The following is a summary of available-for-sale marketable securities at December 31, 2021:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$10,688	$2	$4	$65	$10,751
Governmental bonds	472	-	-	5	477
Total	$11,160	$2	$4	$70	$11,228

Available for-sale – matures after one year:
Corporate bonds	$8,642	$-	$38	$43	$8,647
Governmental bonds	-	-	-	-	-
Total	$8,642	$-	$38	$43	$8,647

Total	$19,802	$2	$42	$113	$19,875

As of December 31, 2022 and 2021 the Company didn’t record an allowance for credit losses for its AFS marketable debt securities.